INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 427		₽ 439	₽ 239	$ 5.8	$ 5.9	₽ 290
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	427		439		5.8
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	(24)	$ (0.3)	(106)	₽ 50
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	157		121		$ 2.1
Prepaid income tax, other current asset
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 0		₽ 52